Taxation (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Deferred income tax expense from continuing operations		$ (11,604)	$ (431,164)
Deferred income tax gain from continuing operations		19,524	549,109
Deferred income tax expense from discontinued operations		(52,004)	(139,565)
Deferred income tax gain from discontinued operations	99,847	54,413
Income tax gain/(loss)	$ 99,847	$ 10,329	$ (21,620)